Stock Based Compensation - Additional Information (Details) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense		$ 30,779,664	$ 0
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service vesting period		1 year
Stock-based compensation expense	$ 27,253,455
Unrecognized compensation expense	$ 76,777,946	$ 76,777,946
Unrecognized compensation weighted-average period		9 months